22. Provision for contingencies (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
ProvisionForContingenciesLineItems [Line Items]
Provisions for legal demands	R$ 292
Description of credit recognized in the net result of discontinued operations	CBD has already recognized as of September 30, 2020, R$231 of credit for the period it is legally entitled. The credit is recognized in the net result of discontinued operations. Pending a complete justification to be provided by Via Varejo on the credits underlying this right, today the Company still has a remaining unrecorded right of R$277.
Accrued amount of tax lawsuits	R$ 115	R$ 104
Guarantee and insurance issued	201
Civil and other [member]
ProvisionForContingenciesLineItems [Line Items]
Provision for contingencies	42	1,382
Tax [member]
ProvisionForContingenciesLineItems [Line Items]
Provision for contingencies	R$ 1,420	1,378
Agreements [Member]
ProvisionForContingenciesLineItems [Line Items]
Lease term	20 years
Lease additional renewal term	20 years
Tax contingent liability [member]
ProvisionForContingenciesLineItems [Line Items]
Contingent liabilities possible losses amount	R$ 10,081	10,829
Contingent liabilities assessments prior amount	1,432	1,409
Contingent liabilities tax proceedings	456	484
Contingent liabilities estimate possible losses amount	174	205
Tax contingent liability [member] | Tax claims [member]
ProvisionForContingenciesLineItems [Line Items]
Contingent liabilities possible losses amount	4	72
Other litigations [member]
ProvisionForContingenciesLineItems [Line Items]
Contingent liabilities possible losses amount	374	403
Municipal service tax [member]
ProvisionForContingenciesLineItems [Line Items]
Contingent liabilities possible losses amount	143	123
ICMS
ProvisionForContingenciesLineItems [Line Items]
Contingent liabilities possible losses amount	5,572	6,773
COFINS, PIS and IPI [member]
ProvisionForContingenciesLineItems [Line Items]
Contingent liabilities possible losses amount	2,940	2,022
IRPJ with holding income tax [member]
ProvisionForContingenciesLineItems [Line Items]
Contingent liabilities possible losses amount	575	1,055
INSS social security contribution [member]
ProvisionForContingenciesLineItems [Line Items]
Contingent liabilities possible losses amount	R$ 473	453
Guarantees [Member]
ProvisionForContingenciesLineItems [Line Items]
Percentage for cost of letter of guarantees	0.49%
PIS/COFINS [member]
ProvisionForContingenciesLineItems [Line Items]
Unappeasable process recorded amount	R$ 382
Estimated financial effect of contingent liabilities	198
Estimated financial effect of potential value	1,609	613
Civil other tax claims [member]
ProvisionForContingenciesLineItems [Line Items]
Provision for contingencies	145	145
Civil and other [member]
ProvisionForContingenciesLineItems [Line Items]
Provisions for legal demands	49
Provision for contingencies accrued amount	34	68
Provision for contingencies	40	24
Provision for contingencies remaining amount	36	36
Civil and other [member] | Exito group [member]
ProvisionForContingenciesLineItems [Line Items]
Provision for contingencies	35	17
Labor and social security taxes [member]
ProvisionForContingenciesLineItems [Line Items]
Provision for contingencies	303	319
Tax claims [member] | Exito group [member]
ProvisionForContingenciesLineItems [Line Items]
Provision for contingencies	88	78
ICMS
ProvisionForContingenciesLineItems [Line Items]
Provision for contingencies accrued amount	292	268
Provision for contingencies	27	50
Supplementary law 110/2001 [member]
ProvisionForContingenciesLineItems [Line Items]
Provision for contingencies accrued amount	60	96
Tax contingencies [member]
ProvisionForContingenciesLineItems [Line Items]
Provisions for legal demands	179
Labor contingencies [member]
ProvisionForContingenciesLineItems [Line Items]
Provisions for legal demands	64
Other tax claim [member]
ProvisionForContingenciesLineItems [Line Items]
Provision for contingencies accrued amount	R$ 470	R$ 345